Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2018	Sep. 30, 2018	Nov. 30, 2017	Mar. 31, 2011
Disclosure of contingent liabilities [line items]
Rental payments under lease agreement	₨ 6,490	₨ 6,236	₨ 5,953
Operating lease agreements term	15 years
Capital commitments	₨ 12,443	13,091
Financial guarantee amount	18,456	21,546
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	66,441	101,440				₨ 3,286	₨ 47,583
Interest on contingent tax liability						₨ 1,166	₨ 13,832
Tax contingent liability [member] | Dispute resolution panel [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability				₨ 6,467	₨ 1,030
Interest on contingent tax liability				₨ 2,007	₨ 0
Excise duty, Custom duty, sales tax and other matters [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	₨ 8,477	₨ 7,745